Inventories (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories [Abstract]
Inventories	$ 1,460,979		$ 938,386	$ 657,917	$ 788,792	$ 592,471
Provision
Inventories		$ 630,939	$ 938,386	$ 657,917	$ 788,792	$ 592,471	$ 50,891